General (Policies)	12 Months Ended
Dec. 31, 2012
Formation
(a)	Formation

Mechel OAO (“Mechel”, formerly – Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2012	2011	2010
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)**	Liechtenstein	Trading	Oct 30, 2000	–	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance***	Russia	Corporate finance	June 6, 2007	–	–	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	100.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	100.0%	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	100.0%	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	–
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sept 25, 2012	100.0%	–	–
Lomprom Rostov	Russia	Scrap processing	Nov 22, 2012	100.0%	–	–

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
**	Mechel Metal Supply AG (MMS) was liquidated on December 17, 2012.
***	Mechel Finance was liquidated on February 24, 2011.

Controlling Shareholders and reorganization
(b)	Controlling Shareholders and reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a noncontrolling interest in the subsidiaries. Thus, to the extent noncontrolling interests existed in the entities under common control prior to March 19, 2003, such noncontrolling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

Basis of presentation
(c)	Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner similar to a pooling for the periods presented.

Business
(d)	Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.

Basis of accounting
(a)	Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations (“RAR”). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles (“GAAP”) in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no noncontrolling interests or group of noncontrolling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group. The Group does not have significant consolidated variable interest entities.

Business combinations
(c)	Business combinations

The Group accounts for its business acquisitions according to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), and FASB ASC 810, “Consolidation” (“ASC 810”). The Group applies the acquisition method of accounting and recognizes the assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date, based on their respective estimated fair values measured as of that date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, license and other asset lives and market multiples, among other items.

Goodwill
(d)	Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any noncontrolling interests is recognized as a gain in the consolidated statements of operations and comprehensive income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.

Noncontrolling interest
(e)	Noncontrolling interest

Noncontrolling interests in the net assets and net results of consolidated subsidiaries are shown under the “Noncontrolling interests” and “Net income (loss) attributable to noncontrolling interests” lines in the accompanying consolidated balance sheets and statements of operations and comprehensive income (loss), respectively. Losses attributable to the Group and the noncontrolling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the noncontrolling interests, are to be attributed to those interests. That is, the noncontrolling interests continue to be attributed to its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Reporting and functional currencies
(f)	Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.

Management estimates
(g)	Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Property, plant and equipment
(h)	Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of noncontrolling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of noncontrolling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities. As of December 31, 2012, the depreciated appraised values of property, plant, and equipment pertaining to noncontrolling shareholders approximate their depreciated historical cost.

Mining assets and processing plant and equipment
(i)	Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (refer to Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

Other property, plant and equipment
(j)	Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $104,427, $111,875 and $68,950 of repair and maintenance costs during the period ended December 31, 2012, 2011 and 2010, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

Mineral licenses
(k)	Mineral licenses

The mineral licenses are recorded at their fair values at the date of acquisition, based on the appraised fair value. Fair value of the mineral licenses acquired prior to August 22, 2004 (the date of change in the Russian Subsoil Law that makes license extensions through the end of the estimated proven and probable reserve period reasonably assured), is based on independent mining engineer appraisals for proven and probable reserves during the license term. Before 2011, such mineral licenses were amortized using the units-of-production method over the shorter of the license term or the estimated proven and probable reserve depletion period. Effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2011 by $17,323 and increase income from continuing operations, net of taxes, by $13,858 or $0.00003 per common share.

Fair value of the mineral licenses acquired after August 22, 2004 is based on independent mining engineer appraisals of the estimated proven and probable reserve through the estimated end of the depletion period. Such mineral licenses are amortized using the units-of-production method through the end of the estimated proven and probable reserve depletion period.

Effective July 1, 2012, the Group changed its estimate of the useful lives of the chrome mineral license belonging to Oriel Resources Ltd. to be based on proven and probable reserves valuation performed by independent mining engineers. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2012 by $5,272 and increase income from continuing operations, net of taxes, by $4,218 or $0.00001 per common share.

In order to calculate proven and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proven and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The Group established a policy, according to which the Group would engage independent mining engineers to review its proven and probable reserves every three years unless circumstances or additional factors warrant an additional analysis. This policy does not change the Group’s approach to the measurement of proven and probable reserves as of their acquisition dates as part of business combinations that continue to involve independent mining engineers. The Group’s proven and probable reserve estimates as of the reporting date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

Intangible assets
(l)	Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Intangible assets include quotas for CO2 emissions, initially recognized at the date of business combination at their respective fair value in accordance with the requirements of ASC 805. Net gains and losses on sale and exchange of excess emission rights, representing the difference between the sales proceeds and the cost of emission rights, are recorded in operating income (expenses). Emission rights have indefinite useful life and are subject to impairment testing.

Asset retirement obligations
(m)	Asset retirement obligations

The Group has numerous asset retirement obligations associated with its core business activities. The Group is required to perform these obligations under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until many years into the future and will be funded from general resources at the time of removal. The Group’s asset retirement obligations primarily relate to mining and steel production facilities with related landfills, dump areas and mines. The Group’s estimates of these obligations are based on current regulatory or license requirements, as well as forecasted dismantling and other related costs. Asset retirement obligations are calculated in accordance with the provisions of FASB ASC 410, “Asset Retirement and Environmental Obligations” (“ASC 410”).

In order to calculate the amount of asset retirement obligations, the expected cash flows are discounted using the estimate of credit-adjusted risk-free rate as required by ASC 410. The credit-adjusted risk-free rate is calculated as a weighted average of risk-free interest rates for Russian Federation bonds or the U.S. treasury bonds depending on the location of the assets with maturity dates that are similar with the expected timing of when the asset retirement activities will be performed, adjusted for the effect of the Group’s credit standing.

Long-lived assets impairment, including definite-lived intangibles and goodwill
(n)	Long-lived assets impairment, including definite-lived intangibles and goodwill

The Group follows the requirements of FASB ASC 360, “Property, Plant and Equipment” (“ASC 360”), which addresses financial accounting and reporting for the impairment and disposal of long-lived assets, and FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), with respect to impairment of goodwill and intangibles. The Group reviews the carrying value of its long-lived assets, including property, plant and equipment, investments, goodwill, licenses to use mineral reserves (inclusive of capitalized costs related to asset retirement obligations and value beyond proven and probable reserves), and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable as prescribed by ASC 350 and ASC 360. Recoverability of long-lived assets, excluding goodwill, is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets.

In performing the impairment analysis, the Group considers whether the results and cash flows of an asset or asset group can be clearly distinguished from results and cash flows of other assets of the Group. Generally long-lived assets are grouped by reporting units with discrete financial information regularly reviewed by operating management (i.e. the lowest level of identifiable cash flows that are independent of the cash flows of other assets is at a single entity level). At SKCC, a group of assets is determined by the aggregated mines owned and operated by SKCC, because they are dependent on operations of each other and represent the single production process.

If the estimated future net undiscounted cash flows are less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and impairment charge is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to their fair value.

Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. For assets and groups of assets relating to and including the licenses to use mineral reserves, future cash flows include estimates of recoverable minerals that will be obtained from proven and probable reserves and estimated value beyond proven and probable mineral reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers. The Group’s reporting units with goodwill allocated for the testing purposes represent single entities with one component of business in each case. As of December 31, 2012, the Group had the following number of reporting units by segments: Steel – 9, Mining – 5, Power – 3 and Ferroalloy – 2. Estimated future cash flows are based on the Group’s assumptions and are subject to risk and uncertainty that are considered in the discount rate applied in the goodwill impairment testing.

ASC 350 prohibits the amortization of goodwill. Instead, goodwill is tested for impairment at least annually and on an interim basis when an event occurs that could potentially lead to the impairment, i.e. significant decline in selling prices, production volumes or operating margins. Under ASC 350, goodwill is assessed for impairment by using the fair value based method. The Group determines fair value by utilizing discounted cash flows. The impairment test required by ASC 350 for goodwill includes a two-step approach. Under the first step, companies must compare the fair value of a “reporting unit” to its carrying value. A reporting unit is the level, at which goodwill impairment is measured and it is defined as an operating segment or one level below it if certain conditions are met. If the fair value of the reporting unit is less than its carrying value, goodwill is impaired.

Under step two, the amount of goodwill impairment is measured by the amount that the reporting unit’s goodwill carrying value exceeds the “implied” fair value of goodwill. The implied fair value of goodwill can only be determined by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in the first step). In this step, the fair value of the reporting unit is allocated to all of the reporting unit’s assets and liabilities (a hypothetical purchase price allocation). If goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment.

When performing impairment tests, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs as well as capital expenditures and working capital requirements during the forecasted period. The Group estimates discount rates using after-tax rates that reflect current market rates for investments of similar risk. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. While impairment of long-lived assets does not affect reported cash flows, it does result in a non-cash charge in the consolidated statements of operations and comprehensive income (loss), which could have a material adverse effect on the Group’s results of operations or financial position.

Finance leases
(o)	Finance leases

The cost of equipment acquired under capital (finance) lease contracts is measured at the lower of its fair value or the present value of the minimum lease payments, and reflected in the balance sheet at the measured amount less accumulated depreciation. The cost of the equipment is subject to an annual impairment review as described in Note 2(n). Capital lease liabilities are divided into long-term and current portions based on the agreed payment schedule and discounted using the lessor’s implicit interest rate. Depreciation of assets acquired under the capital (finance) lease is included in the depreciation charge for the period.

Inventories
(p)	Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of operations and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.

Accounts receivable
(q)	Accounts receivable

Accounts receivable are stated at net realizable value. If receivables are deemed doubtful, bad debt expense and a corresponding allowance for doubtful accounts is recorded. If receivables are deemed uncollectible, the related receivable balance is charged off. Recoveries of receivables previously charged off are recorded when cash received. Receivables that do not bear interest or bear below market interest rates and have an expected term of more than one year are discounted with the discount subsequently amortized to interest income over the term of the receivable. The Group reviews the valuation of accounts receivable on a regular basis. The amount of allowance for doubtful accounts is calculated based on the ageing of balances in accordance with contract terms. In addition to the allowance for specific doubtful accounts, the Group applies specific rates to overdue balances of its subsidiaries depending on the history of cash collections and future expectations of conditions that might impact the collectibility of accounts of each individual subsidiary. Accounts receivable, which are considered non-recoverable (those aged over three years or due from bankrupt entities) are written-off against allowance or charged off to operating expenses (if no allowance was created in previous periods).

The Group’s standard credit terms vary from 30 to 60 days. The Group also extends the credit terms to its related party customers from 30 up to 180 days. The Group monitors collectibility of accounts receivable, including those from its related parties, on an ongoing basis primarily through review of the accounts receivable aging to determine whether accounts receivable are a concern.

Cash and cash equivalents
(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in transit, checks and deposits with banks, as well as other bank deposits with an original maturity of three months or less.

Retirement benefit obligations
(s)	Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian pension fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian pension fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2010, the total rate of social contributions was 26%: contributions to the Russian pension fund in the amount of 20% of the annual gross salary of each employee, contributions to the fund of obligatory medical insurance in the amount of 3.1%, and contributions to the social insurance fund in the amount of 2.9%. These rates were applied to part of the annual gross salary below 415 thousand Russian rubles (approximately $13.6) for each employee and 0% thereafter.

In 2011, the contributions to the Russian pension fund and the fund of obligatory medical insurance were further increased to 26% and 5.1%, respectively. These rates were applied to part of annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

In 2012, there was another change in rates which resulted in a reduction of contribution rate to Pension Fund to 22% while rates for Fund of obligatory medical insurance remained the same. These rates were applied to the portion of annual gross salary below 512 thousand Russian rubles (approximately $16.9), and 10% are additionally charged to Pension Fund on the exceeding amount thereafter.

Contributions to the Russian pension fund for the years ended December 31, 2012, 2011 and 2010 were $177,884, $211,732 and $134,579, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the years ended December 31, 2012, 2011 and 2010 was $3,898, $3,900 and $4,238, respectively.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the statement of operations, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

The Group’s U.S. subsidiaries adopted ASC 715, “Compensation – Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (refer to Note 16).

Revenue recognition
(t)	Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of operations and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of operations and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent. The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity. This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (refer to Note 24), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

Advertising costs
(u)	Advertising costs
Advertising costs are expensed as incurred. During the years ended December 31, 2012, 2011 and 2010, the amounts of advertising costs were insignificant.
Shipping and handling costs
(v)	Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,186,703 $1,117,065 and $918,231 for the years ended December 31, 2012, 2011 and 2010, respectively.

Income taxes
(w)	Income taxes

Provision is made in the financial statements for taxation of profits in accordance with applicable legislation currently in force in individual jurisdictions. The Group accounts for income taxes under the liability method in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). Under the liability method, deferred income taxes reflect the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities and are measured using enacted tax rates to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on the expectations of future taxable income and reversals of the various taxable temporary differences.

ASC 740 prescribes the minimum recognition threshold a tax position must meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012 and 2011, the Group included accruals for unrecognized income tax benefits totaling $20,202 and $2,190, including interest and penalties of $3,499 and $438, as a component of accrued liabilities, respectively. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes.

Comprehensive income
(x)	Comprehensive income

FASB ASC 220, “Comprehensive Income” (“ASC 220”), requires the reporting of comprehensive income in addition to net income. Accumulated other comprehensive income includes foreign currency translation adjustments, unrealized holding gains and losses on available-for-sale securities and on derivative financial instruments, as well as pension liabilities not recognized as net periodic pension cost. For the years ended December 31, 2012, 2011 and 2010, in addition to net income, total comprehensive income included the effect of translation of the financial statements denominated in currencies other than the reporting currency (in accordance with ASC 830), changes in the carrying values of available-for-sale securities, and change in pension benefit obligation subsequent to the adoption of the ASC 715. In accordance with ASC 715, the Group recognizes actuarial gains and losses, prior service costs and credits and transition assets or obligations (the full surplus or deficit in their plans) in the balance sheet. As of December 31, 2012 and 2011, the amount of comprehensive income included the effect of curtailment and actuarial gains and losses.

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative currency translation adjustment	(337,701)	(385,426)	(239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186

Total accumulated other comprehensive loss	(326,933)	(356,580)	(201,416)

Stock-based compensation
(y)	Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). During the years ended December 31, 2012, 2011 and 2010, the Group did not enter in any employee stock-compensation arrangements.

Segment reporting
(z)	Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

•

Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

•

Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

•	Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

•

Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

Financial instruments
(aa)	Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2012 and 2011. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (refer to Note 8).

Guarantees
(bb)	Guarantees

In accordance with FASB ASC 460, “Guarantees” (“ASC 460”), the fair value of a guarantee is determined and recorded as a liability at the time when the guarantee is issued. The initial guarantee amount is subsequently remeasured to reflect the changes in the underlying liability. The expense or re-measurement adjustments are included in the related line items of the consolidated statements of operations and comprehensive (loss) income, based on the nature of the guarantee. When the likelihood of performing on a guarantee becomes probable, a liability is accrued, provided it is reasonably determinable on the basis of the facts and circumstances at that time.

Accounting for contingencies
(cc)	Accounting for contingencies

Certain conditions may exist as of the date of these consolidated financial statements, which may further result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management makes an assessment of such contingent liabilities, which is based on assumptions and is a matter of opinion. In assessing loss contingencies relating to legal or tax proceedings that involve the Group or unasserted claims that may result in such proceedings, the Group, after consultation with legal or tax advisors, evaluates the perceived merits of any legal or tax proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a loss will be incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. However, in some instances in which disclosure is not otherwise required, the Group may disclose contingent liabilities or other uncertainties of an unusual nature which, in the judgment of management after consultation with its legal or tax counsel, may be of interest to shareholders or others.

Derivative instruments and hedging activities
(dd)	Derivative instruments and hedging activities

The Group recognizes its derivative instruments as either assets or liabilities at fair value in accordance with FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and further, on the type of hedging relationship. For the years ended December 31, 2012, 2011 and 2010, the Group did not have any derivatives designated as hedging instruments. Therefore, any gain or loss on a derivative instrument held by the Group is recognized currently in income.

The cross currency swap agreement involves the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. For the years ended December 31, 2012 and 2011, a gain of $6,527 and loss of $20,784, respectively, related to the change in the fair value of the cross currency swap was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2010. There were no foreign currency forward and options contracts outstanding as of December 31, 2012 and 2011.

The cross currency option creates an embedded derivative, which should be measured at fair value, bifurcated at inception from the host agreement and recorded as a liability. When the underlying achieves the barrier value, the liability under the host contract converts into cross-currency at a pre-determined strike exchange rate and a modified interest rate. The fair value of the option is estimated using modified Black-Scholes model for barrier options. The liability under the host contract is recorded at amortized value, and the interest is accrued using effective interest rate. For the year ended December 31, 2012, a gain of $20,276, related to the change in the fair value of the option was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2011 and 2010.

Investments
(ee)	Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.

Concentration of credit and other risks
(ff)	Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At April 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2013	2012	2011	2010	2012	2011	2010
Russian ruble	30.93	30.37	32.20	30.48	31.09	29.39	30.37
Euro	0.76	0.76	0.77	0.76	0.78	0.72	0.75
Romanian lei	3.37	3.36	3.34	3.20	3.47	3.05	3.18
Kazakh tenge	150.93	150.74	148.40	147.40	149.11	146.62	147.34
Bulgarian lev	1.50	1.48	1.51	1.46	1.52	1.41	1.48
Turkish lira	1.79	1.79	1.91	1.54	1.80	1.67	1.51
Ukrainian hryvnia	7.99	7.99	7.99	7.96	7.99	7.97	7.94

(*)	Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro, Romanian lei, Kazakh tenge, Bulgarian lev and Turkish lira.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.

Discontinued Operation
(gg)	Discontinued operation

FASB ASC 205 “Discontinued operation” (“ASC 205”) sets forth the financial accounting and reporting requirements for discontinued operations of a component of an entity. A “component of an entity” comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. A component of an entity may be a reportable or an operating segment, a reporting unit, a subsidiary, or an asset group.

ASC 205 uses a single accounting model to account for all long-lived assets to be disposed of (by sale, abandonment, or distribution to owners). This includes asset disposal groups meeting the criteria for presentation as a discontinued operation, as specified in ASC 205. A long-lived asset group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell. Additionally, in accordance with ASC 360, a loss is recognized for any write-down to fair value less cost to sell. A gain is recognized for any subsequent recovery of cost. Lastly, a gain or loss not previously recognized resulting from the sale of the asset disposal group is recognized at the date of sale.

In accordance with ASC 205, a subsidiary is reported as discontinued operation when both of the following conditions are met:

•	The operations and cash flow of the component have been (or will be) eliminated from the ongoing operations of the entity as a result of the disposal transaction.

•	The entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

In a period in which a component of an entity either has been disposed of or is classified as held for sale, the income statement for current and prior periods reports the results of operations of the component, including any gain or loss recognized from the sale or write-down, in discontinued operations. The results of operations of a component classified as held for sale are reported in discontinued operations in the periods in which they occur. The results of discontinued operations, less applicable income taxes (benefit), are reported as a separate component of income before extraordinary items (if applicable).

Recently issued accounting pronouncements
(hh)	Recently issued accounting pronouncements

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued Accounting Standards Update (“ASU”) ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which provides entities with an option to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC 350. To perform a qualitative assessment on an indefinite-lived intangible asset, a company must identify and evaluate changes in economic, industry and company-specific events and circumstances that could affect the significant inputs used in determining the fair value of that asset. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of ASU 2012-02 is not expected to have a material impact on the Group’s consolidated financial statements.

Technical Amendments and Corrections to SEC Sections

In August 27, 2012, the FASB released ASU 2012-03, “Technical Amendments and Corrections to SEC Sections” (“ASU 2012-03”), which contains technical corrections to existing guidance or affect guidance to specialized industries or entities. The Group does not expect that it will have a material impact on its consolidated financial statements.

Disclosures About Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), which affects entities that have derivatives accounted for in accordance with ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC 210, “Balance Sheet” or ASC 815, or subject to an enforceable master netting arrangement or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement also are affected because these amendments make them no longer subject to the disclosure requirements in ASU 2011-11, “Balance Sheet (topic 210), Disclosures about Offsetting Assets and Liabilities”.

An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11. It is not expected to have a material impact on the Group’s financial position or results of operations.

Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

An entity may present reclassification adjustments out of accumulated other comprehensive income on the face of the statement in which the components of other comprehensive income are presented, or it may disclose those reclassification adjustments in the notes to the financial statements. Therefore, for all classifications of other comprehensive income, an entity may use either a gross display on the face of the financial statement or a net display on the face of the financial statement and disclose the gross change in the notes to the financial statements. If displayed gross, reclassification adjustments are reported separately from other changes in the respective balance; thus, the total change is reported as two amounts. If displayed net, reclassification adjustments are combined with other changes in the other comprehensive income item balance; thus, the total change is reported as a single amount.

The amendments in ASU 2013-02 are effective for public entities for the fiscal years, and interim periods within those years, beginning after December 15, 2012. It is not expected to have a material impact on the Group’s financial statements.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (“ASU 2013-04”), which requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following:

a.	The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors

b.	Any additional amount the reporting entity expects to pay on behalf of its co-obligors.

The guidance in ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. A public entity is required to apply the amendments for the fiscal years beginning on or after December 15, 2013, and interim periods within those annual periods.

The amendments in ASU 2013-04 should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within ASU 2013-04 scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in ASU 2013-04) and should disclose that fact. Early adoption is permitted. The adoption of ASU 2013-04 is not expected to have a material impact on the Group’s financial statements.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”), which requires an entity to release into net income any cumulative translation adjustment related to ceased controlling interest in a subsidiary or group of assets within a foreign entity when (1) the subsidiary or group of assets is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) and (2) there is a cumulative translation adjustment balance associated with that foreign entity. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance in ASC 830 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment.

Additionally, the amendments in ASU 2013-05 clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition).

The amendments in ASU 2013-05 are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group is currently assessing the impact of the adoption of ASU 2013-04 on the Group’s financial statements.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the financial position, results of operations or cash flows of the Group.

Reclassifications

(ii)	Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of operations and comprehensive income (loss), and have no impact on net income or equity.